Filed electronically with the Securities and Exchange Commission on July 16, 2019

1933 Act File No. 002-14400

1940 Act File No. 811-00642

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 181	| X |
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 161

Deutsche DWS International Fund, Inc. (formerly Deutsche International Fund, Inc.) (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

John Millette Vice President and Secretary Deutsche DWS International Fund, Inc. One International Place Boston, MA 02110 (Name and Address of Agent for Service)
Copy to: John S. Marten Vedder Price P.C. 222 N. LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

|X |	Immediately upon filing pursuant to paragraph (b)
|__|	On ______________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ______________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

  DWS Global Macro Fund (formerly Deutsche Global Macro Fund) — Class R6

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 8th day of July 2019.

DEUTSCHE DWS INTERNATIONAL FUND, INC.

By: /s/Hepsen Uzcan

  Hepsen Uzcan*

  President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Hepsen Uzcan
Hepsen Uzcan*	President	July 8, 2019

/s/Diane Kenneally
Diane Kenneally	Chief Financial Officer and Treasurer	July 8, 2019

/s/John W. Ballantine
John W. Ballantine*	Director	July 8, 2019

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Director	July 8, 2019

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Director	July 8, 2019

/s/Keith R. Fox
Keith R. Fox*	Chairperson and Director	July 8, 2019

/s/Richard J. Herring
Richard J. Herring*	Director	July 8, 2019

/s/William McClayton
William McClayton*	Director	July 8, 2019

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Director	July 8, 2019

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Director	July 8, 2019

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Director	July 8, 2019

*By:

/s/ Caroline Pearson

Caroline Pearson **

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 174, as filed on August 29, 2018 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase